Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 3.89% and 3.85%, respectively	$ 16,495	$ 16,495
Junior subordinated debentures, interest rate	3.89%	3.85%
Junior subordinated debentures, due date	Dec. 31, 2038
Percent over three month LIBOR Rate	3.50%
Junior subordinated debenture redemption price range rate, Upper limit	103.525%
Junior subordinated debenture redemption price range rate, Lower limit	100.00%
Junior subordinated debenture, Redemption date	Jun. 15, 2013
Junior subordinated debenture, Threshold in days	90 days